Equity (Details) - shares		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Ordinary shares, Authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, Issued and outstanding	[1]	193,510,391	196,563,321	196,509,883	179,444,463

[1]	As of December 31, 2017 of which NIS 51,500 par value of shares held in treasury by the Company and as at December 31, 2016 and January 1, 2016 of which NIS 1,046,993 par value shares are held in treasury by the Company.